Angel Oak Mortgage Trust 2025-1 ABS-15G

Exhibit 99.7

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXX	2025010488	C	B	C	B	A	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Resolved-Corrected Appraisal provided. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. The UW made a mistake, it is indeed a XXX. Appraisal was correct from the beginning and reflected a XXX. DOT and riders have been correct, it  - Seller-XXX
Counter-Appraisal provided however requesting proof that corrected Deed of trust as sent for re-recording.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Document needed that corrected Mortgage was sent for re-recording.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Document Uploaded. Deed of Trust checked "XXX" and XXX rider is attached/sent for recording with the Deed.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Loan is not in XXX - Seller-XXX
Open-Per the documents in the file the subject is located in a XXX. Appraisal in the file does not state the subject is a XXX and does not list the HOA dues. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. The UW made a mistake, it is indeed a XXX. Appraisal was correct from the beginning and reflected a XXX. DOT and riders have been correct, it - Seller-XXX
 Ready for Review-Document Uploaded.  - Seller-XXX
 Ready for Review-Document Uploaded.  - Seller-XXX
 Ready for Review-Document Uploaded. Loan is not in XXX - Seller-XXX
Resolved-Corrected Appraisal provided. - Due Diligence Vendor-XXX	Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More Verified.
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points Verified.
Original LTV Is Below The Guideline Maximum By XXX Percent (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years Verified.
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years Verified.
																									Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX Verified.		XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	NA	NA	XXX
XXX	2025010488	C	B	C	B	A	A	C	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Approved Lender Exception: less than XXX mos reserves - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Total verified assets $XXX / PITIA $XXX = $XXX - Available Assets $  - Due Diligence Vendor-XXX
Ready for Review-XXX I get the figures on how you arrived at those figures pls? ty - Seller-XXX
Open-Audited Reserves of XXX are less than Guideline Required Reserves of XXX Per the guidelines XXX months reserves are required, verified reserves after closing equal XXX months. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-May I get the figures on how you arrived at those figures pls? ty - Seller-XXX	Waived-Approved Lender Exception: less than XXX XXX reserves - Due Diligence Vendor-XXX	Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More Verified.
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points Verified.
Original LTV Is Below The Guideline Maximum By XXX Percent (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years Verified.
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years Verified.
																									Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX Verified.	FICO XXX+ points DTI XXX% below max	XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	Originator Pre-Close	Yes	XXX
XXX		2025010491	A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
XXX	2025010487	C	A	A	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than XXX% Test	Resolved-Clerical XXX received, consequential finding resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Finding upheld - the only valid change of circumstance events for recording charges to increase after the Initial Loan Estimate (must be disclosed to borrower within XXX business days of receiving information sufficient to establish a valid changed circumstance event). , is for borrower requested additional vesting deeds (like a XXX, this does not include the conveyance deed from seller to borrower), a XXX, a subordination, or other instrument that would indicate "new information". the # of pages to your security instrument is not "new information" to you. Adding additional recording charges for the page count of your security instrument would indicate that the original charge was "under-disclosed" to the borrower and not disclosed in good faith.   A XXX may be valid, however, for it to be considered a valid event, it must be for something "other" than your page count. and the recording instrument(s) that caused the valid increase must be provided for the dates of the documents to be evaluated to determine compliance to the XXX days of sufficient knowledge rules. ****************  Per the XXX form you provided the additional XXX should NOT have been included in the recording charge (shows as an "electronic recoding fee") ....  it should have been showed as a Title Service charge and tested subject to XXX, with "unlimited tolerance" rather than included in your XXX% testing ....   please review the documentation you have that supports what the $XXX charge is actually for and either issue the XXX% tolerance cure, or a XXX with the fee reallocated for correct TRID tolerance and RESPA finance charge testing.   Thank you so much. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). *** The Recording fee increased in Final CD from $XXX to $XXX which exceeds the XXX% threshold by $XXX. Original file does not contain a valid XXX event/reason. Lender to clarify. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Clerical XXX received, consequential finding resolved - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Original LTV Is Below The Guideline Maximum By XXX Percent (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
																									Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	NA	NA	XXX
XXX	2025010496	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 XXX Credit Report is Missing	Resolved-Borrower 1 XXX Credit Report is not missing. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Borrower 1 XXX Credit Report is Missing The required XXX report dated within XXX days of closing is missing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Borrower 1 XXX Credit Report is not missing. - Due Diligence Vendor-XXX	Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Original LTV Is Below The Guideline Maximum By XXX Percent (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of 6 By XXX (XXX) Or More Months
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	NA	NA	XXX
XXX	2025010494	C	A	C	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Amount of coverage is less than primary lien amount and/or the Replacement Cost Estimator Value Provided by the Insurer	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than the Subject Lien or replacement cost value of $XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Inadequate Hazard Insurance Coverage and Replacement Cost Estimator was Provided - Hazard Insurance Coverage in the amount of $XXX is less than the minimum required coverage amount of $XXX Please Provide HOI doc with dwelling amount. Present HOI doc shows mortgagee and XXX% extended coverage but not the XXX amount. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than the Subject Lien or replacement cost value of $XXX - Due Diligence Vendor-XXX	Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Original LTV Is Below The Guideline Maximum By XXX Percent (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
																									Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	NA	NA	XXX
XXX	2025010494	C	A	C	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-XXX received, data entered, no additional compliance findings. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***Lender credits reduced from $XXX. File does not contain evidence of a valid XXX event in relation to the decrease to lender credits. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX received, data entered, no additional compliance findings. - Due Diligence Vendor-XXX	Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Original LTV Is Below The Guideline Maximum By XXX Percent (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
																									Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	NA	NA	XXX
XXX	2025010493	C	A	A	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-XXX provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). **Lender credits cannot decrease without a valid XXX in relation to the decrease. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX provided - Due Diligence Vendor-XXX	Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
																									Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	NA	NA	XXX
XXX	2025010489	C	A	B	A	C	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Primary Value for Subject Property Appraisal is completed on an XXX Basis, the XXX Completion Report is fully present, or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Primary Value Subject Property Appraisal is not on an XXX Basis and Completion Report (XXX) is not fully Present - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Primary Value for Subject Property Appraisal is completed on an XXX Basis, the XXX Completion Report is fully present, or Not Applicable - Due Diligence Vendor-XXX	Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	NA	NA	XXX
XXX	2025010489	C	A	B	A	C	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	B	A	Credit	Missing Doc - Approval Info	Underwriting Summary Not Provided	Resolved-1008/Underwriting Summary is fully present - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-1008/Underwriting Summary Not Provided - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-1008/Underwriting Summary is fully present - Due Diligence Vendor-XXX	Low Credit Usage Ratio Of XXXPercent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	NA	NA	XXX
XXX	2025010489	C	A	B	A	C	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-XXX provided- changes prior to lock - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-The file does not appear to contain a XXX or adequate lender credits to address the increase in the Appraisal Review fee, Appraisal Re-Inspection Fee and Underwriting Fee  - Due Diligence Vendor-XXX
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX provided- changes prior to lock - Due Diligence Vendor-XXX	Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	NA	NA	XXX
XXX	2025010489	C	A	B	A	C	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-XXX provided- changes prior to lock - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-The file does not appear to contain a XXX or adequate lender credits to address the increase in the Appraisal Review fee, Appraisal Re-Inspection Fee and Underwriting Fee  - Due Diligence Vendor-XXX
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX provided- changes prior to lock - Due Diligence Vendor-XXX	Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	NA	NA	XXX
XXX	2025010489	C	A	B	A	C	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Resolved-XXX provided- changes prior to lock - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-The file does not appear to contain a XXX or adequate lender credits to address the increase in the Appraisal Review fee, Appraisal Re-Inspection Fee and Underwriting Fee  - Due Diligence Vendor-XXX
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX provided- changes prior to lock - Due Diligence Vendor-XXX	Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	NA	NA	XXX
XXX	2025010489	C	A	B	A	C	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-XXX provided- changes prior to lock - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***Lender credits cannot decrease without a valid XXX in relation to the decrease - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX provided- changes prior to lock - Due Diligence Vendor-XXX	Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	NA	NA	XXX
XXX		2025010495	A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA
XXX		2025010485	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
XXX		2025010490	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
XXX		2025010497	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
XXX		2025010484	A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
XXX	2025010492	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing Flood Certificate. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Flood Certificate is fully present - Due Diligence Vendor-XXX	Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Calculated DTI Is Less Than The Guideline Maximum By XXX Percent (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More
																									Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	NA	NA	XXX
XXX		2025010486	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA